EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Outstanding shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Common stock conversion to preferred stock	8,457,760	6,592,222
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Nominal value per share	$ 1
Preference shares [member]
Disclosure of classes of share capital [line items]
Preferential minimum dividend per semester per share	$ 1